March 9, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Select Group Variable Contract Account
(File No. 811-08091)

Discovery Select Group Retirement Annuity
(File No. 333-23271)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Select Group Variable Contract Account, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2009 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950123-10-017727
	Date of Filing:	2010-02-26

	Share Class:	Series I

AIM V.I. Core Equity Fund

2.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	0000941568
	Accession No.:	0001104659-10-009422
	Date of Filing:	2010-02-25

	Share Class:	Class 1

International Equity Flex III Portfolio

3.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0000950123-10-017428
	Date of Filing:	2010-02-26

	Share Class:	Institutional

Janus Portfolio
Overseas Portfolio

4.	Filer/Entity	MFS® Variable Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
	Accession No.:	0001193125-10-044022
	Date of Filing:	2010-03-01

	Share Class:	Initial

MFS® Growth Series
MFS® Research Series

5.	Filer/Entity	Premier VIT
	Registration No.:	811-08512
	CIK No.	0000923185
	Accession No.:	0001104659-10-009555
	Date of Filing:	2010-02-25

	Share Class:	Class I

NACM Small Cap Portfolio
OpCap Managed Portfolio

6.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-10-000010
	Date of Filing:	2010-02-24

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

7.	Filer/Entity	T. Rowe Price International Series, Inc.
	Registration No.:	811-07145
	CIK No.	0000918292
	Accession No.:	0000918292-10-000002
	Date of Filing:	2010-02-24

	Share Class:	N/A

International Stock Portfolio

8.	Filer/Entity	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0001193125-10-048004
	Date of Filing:	2010-03-04

	Share Class:	Class I

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Money Market Portfolio
Stock Index Portfolio
Value Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Sincerely,

/s/	Adam Scaramella
Adam Scaramella
Vice President & Corporate Counsel